Credit Risk - Summary of ECL Reconciliation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	£ 807
Recoveries net of collection costs	(42)	£ (54)	£ (65)
Charge/(release) to the Income Statement	153	203	£ 67
Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	300,286
New assets originated or purchased	87,039
Other	(20,110)
Assets derecognised - closed good	(55,611)
Assets derecognised - written off	(656)
Ending balance	310,948	300,286
Net movement in the year	10,662
Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,151
Change in economic scenarios	(16)
Changes to model	(7)
Net re-measurement of ECL arising from transfer of stage	99
New assets originated or purchased	90
Other	139
Assets derecognised - closed good	(115)
Assets derecognised - written off	(534)
Ending balance	807	1,151
Net movement in the year	(344)
Income statement charge/(release) for the year	190
Recoveries net of collection costs	(36)
Charge/(release) to the Income Statement	154
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	143
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	307
Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	357
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	176
Change in economic scenarios	4
Changes to model	(1)
Transfer to lifetime ECL (not-credit impaired)	(11)
Transfer to credit impaired	(8)
Transfer to 12-month ECL	68
Transfer from credit impaired	6
Transfer of financial instruments	55
Net re-measurement of ECL arising from transfer of stage	(63)
New assets originated or purchased	43
Other	(20)
Assets derecognised - closed good	(51)
Ending balance	143	176
Net movement in the year	(33)
Income statement charge/(release) for the year	(33)
Charge/(release) to the Income Statement	(33)
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	285,133
Transfer to lifetime ECL (not-credit impaired)	(4,190)
Transfer to credit impaired	(445)
Transfer to 12-month ECL	3,325
Transfer from credit impaired	17
Transfer of financial instruments	(1,293)
New assets originated or purchased	85,933
Other	(19,867)
Assets derecognised - closed good	(53,543)
Ending balance	296,363	285,133
Net movement in the year	11,230
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	284
Change in economic scenarios	(12)
Changes to model	2
Transfer to lifetime ECL (not-credit impaired)	11
Transfer to credit impaired	(23)
Transfer to 12-month ECL	(68)
Transfer from credit impaired	27
Transfer of financial instruments	(53)
Net re-measurement of ECL arising from transfer of stage	83
New assets originated or purchased	34
Other	(11)
Assets derecognised - closed good	(20)
Ending balance	307	284
Net movement in the year	23
Income statement charge/(release) for the year	23
Charge/(release) to the Income Statement	23
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,110
Transfer to lifetime ECL (not-credit impaired)	4,190
Transfer to credit impaired	(603)
Transfer to 12-month ECL	(3,325)
Transfer from credit impaired	443
Transfer of financial instruments	705
New assets originated or purchased	1,087
Other	(295)
Assets derecognised - closed good	(1,594)
Ending balance	12,013	12,110
Net movement in the year	(97)
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	691
Change in economic scenarios	(8)
Changes to model	(8)
Transfer to credit impaired	31
Transfer from credit impaired	(33)
Transfer of financial instruments	(2)
Net re-measurement of ECL arising from transfer of stage	79
New assets originated or purchased	13
Other	170
Assets derecognised - closed good	(44)
Assets derecognised - written off	(534)
Ending balance	357	691
Net movement in the year	(334)
Income statement charge/(release) for the year	200
Recoveries net of collection costs	(36)
Charge/(release) to the Income Statement	164
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,043
Transfer to credit impaired	1,048
Transfer from credit impaired	(460)
Transfer of financial instruments	588
New assets originated or purchased	19
Other	52
Assets derecognised - closed good	(474)
Assets derecognised - written off	(656)
Ending balance	2,572	£ 3,043
Net movement in the year	£ (471)